Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0000947263
Registrant Name	TORONTO DOMINION BANK
Registration File Number	333-262557
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES